FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 1,612,671	$ 1,553,019
Investments pledged as collateral in money market
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	926,682	259,876
Investments pledged as collateral in money market | Securities issued by foreign governments | Up to 3 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	43,424	120,477
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 3 and 6 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		94,582
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 6 and 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	109,792
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 6 and 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	26,314
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	166,849
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	48,841
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	491,472
Investments pledged as collateral in money market | Securities issued by other financial institutions | Up to 3 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		5,443
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 3 and 6 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	5,037
Investments pledged as collateral in money market | Securities issued by other financial institutions | Between 6 and 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	4,019	2,179
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Time deposits
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	29,058	25,938
Investments pledged as collateral in money market | Securities issued by other financial institutions | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	1,876	6,687
Investments pledged as collateral in money market | Corporate bonds | Up to 3 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		4,570
Investments pledged as collateral in derivative operations
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	685,989	1,293,143
Investments pledged as collateral in derivative operations | Securities issued by foreign governments | Between 3 and 6 months | Foreign issueds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		1,875
Investments pledged as collateral in derivative operations | Securities issued by foreign governments | Between 6 and 12 months | Foreign issueds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	2,229
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Up to 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	68,903	39,257
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	414,296
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 6 and 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		7,821
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 200,561	$ 1,244,190